Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	December 31, 2022	December 31, 2021
Gross carrying amount
Prepaid patented licenses	$1,038,205	$1,338,205
Computer software	223,858	31,667
	1,262,063	1,369,872

Less: accumulated amortization
Prepaid patented licenses	474,131	462,803
Computer software	35,227	26,813
	509,358	489,616

Intangible assets, net
Prepaid patented licenses	564,074	875,402
Computer software	188,631	4,854
Intangible assets, net	$752,705	$880,256

As of December 31, 2022 and 2021, the Group has capitalized eight and seven of the exclusive licenses respectively, which includes seven patented technologies in relation to the Group’s therapeutics segment respectively. Pursuant to the license agreements, the Group paid upfront payments and became the exclusive licensee to prosecute certain patents developed or licensed under the applicable agreements.

Prepaid patented licenses and computer software are finite-lived intangible assets which are amortized over their estimated useful life. Amortization expenses for finite-lived intangible assets amounted to $114,553, $106,014 and $145,961 for the years ended December 31, 2022, 2021 and 2020, respectively.

A license agreement was terminated on December 15, 2022. As a result, a loss on disposal of $205,189 related to a patented license was recognized in research and development expenses during the year ended December 31, 2022. For the year ended December 31, 2020, an impairment loss of $200,000 was recognized in research and development expenses as the Group considered that the carrying amount of an intangible asset related to an unpatented license may not be recoverable. This license agreement was terminated on February 19, 2021. For the year ended December 31, 2021, no impairment loss was recorded.

The Group wrote off the cost and the related amortization of $nil, $1,344 and $70,477 after the expiration of the computer software for the years ended December 31, 2022, 2021 and 2020, respectively.

The Group expects amortization expense related to its finite-lived intangible assets for the next five years and thereafter to be as follows as of December 31, 2022:

For the years ending December 31,	Amount
2023	$146,584
2024	138,956
2025	119,713
2026	119,713
2027	106,795
Thereafter	326,133
Total	$957,894